Acquisitions and divestments, acquisitions (Details) shares in Millions, kr in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($)	Oct. 31, 2017	Nov. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 SEK (kr) shares	Jun. 30, 2016 USD ($) shares	Jan. 31, 2016 SEK (kr)	Jan. 31, 2016 USD ($)
Acquisitions [line items]
Equity accounted investments	$ 2,551				$ 824	$ 2,245
Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Equity accounted investments	1,133				5	1,133
Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Equity accounted investments	134				214	129
Exploration & Production (E&P) International [member]
Acquisitions [line items]
Equity accounted investments	234				333	365
Other segment [member]
Acquisitions [line items]
Equity accounted investments	$ 1,050				272	$ 617
BM-S-8 license [member]
Acquisitions [line items]
Ownership interest in associate	76.00%
BM-S-8 license [member] | March 2018 [member]
Acquisitions [line items]
Portion of consideration in cash paid (received)			$ 300
BM-S-8 license [member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired			66.00%
Cash consideration			$ 1,250
Contingent payments			950
Increase (decrease) in intangible assets from transfers			$ 2,271
QGEP [member]
Acquisitions [line items]
Percentage of share acquired	10.00%
Portion of consideration in cash paid (received)	$ 194
Contingent payments	144
Increase (decrease) in intangible assets from transfers	362
QGEP [member] | March 2018 [member]
Acquisitions [line items]
Portion of consideration in cash paid (received)	45
The Carcara North block [Member]
Acquisitions [line items]
Bid in percentage of profit oil		67.12%
Signature bonus	$ 350
The Carcara North block [Member] | ExxonMobil [Member]
Acquisitions [line items]
Ownership interest in joint operation		40.00%
The Carcara North block [Member] | Galp [Member]
Acquisitions [line items]
Ownership interest in joint operation		20.00%
The Carcara North block [Member] | Statoil [Member]
Acquisitions [line items]
Ownership interest in joint operation		40.00%
Lundin Petroleum [member]
Acquisitions [line items]
Percentage of share acquired									11.93%	11.93%
Total purchase price									kr 4,600	$ 541
Ownership interest in associate				20.10%
Cash consideration							kr 544	$ 64
Number of shares owned | shares							68.4	68.4
Gain relassified from comprehensive income to statement of income				$ 127
Lundin Petroleum [member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Equity accounted investments								$ 1,199
Eagle Ford [member]
Acquisitions [line items]
Goodwill					0
Eagle Ford [member] | Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Fair value of assets in business combination					121
Eagle Ford [member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Fair value of assets in business combination					$ 277
Eagle Ford [member] | Development and Production International & Marketing, Midstream and Processing [Member]
Acquisitions [line items]
Percentage of share acquired					13.00%